Unaudited Condensed Consolidated Statements of Recognized Income and Expense - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
CONSOLIDATED PROFIT/(LOSS) FOR THE PERIOD	€ 6,592	€ 5,809
OTHER RECOGNISED INCOME AND EXPENSE	(2,393)	2,091
Items that will not be reclassified to profit or loss	(29)	(489)
Actuarial gains and losses on defined benefit pension plans	(59)	(402)
Non-current assets held for sale	0	0
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(4)	(5)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	107	(201)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	4	(41)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(4)	41
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(90)	(50)
Income tax relating to items that will not be reclassified	17	169
Items that may be reclassified to profit or loss	(2,364)	2,580
Hedges of net investments in foreign operations (effective portion)	101	(1,527)
Revaluation gains (losses)	101	(1,527)
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Exchange differences	(1,932)	3,094
Revaluation gains (losses)	(1,932)	3,056
Amounts transferred to income statement	0	38
Other reclassifications	0	0
Cash flow hedges (effective portion)	(403)	596
Revaluation gains (losses)	(887)	(1,318)
Amounts transferred to income statement	484	1,914
Transferred to initial carrying amount of hedged items	0	0
Other reclassifications	0	0
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	(325)	790
Revaluation gains (losses)	(291)	782
Amounts transferred to income statement	(34)	8
Other reclassifications	0	0
Non-current assets held for sale	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Share of other recognised income and expense of investments	(57)	88
Income tax relating to items that may be reclassified to profit or loss	252	(461)
Total recognised income and expenses for the year	4,199	7,900
Attributable to non-controlling interests	220	937
Attributable to the parent	€ 3,979	€ 6,963